Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Commodity Price Swap Agreements Tables
The tables below summarize the swap prices compared to the forward market prices:

	DJ Basin Complex
per barrel except natural gas	2016 - 2018 Swap Prices	2016 Market Prices (1)	2017 Market Prices (1)	2018 Market Prices (1)
Ethane	$18.41	$0.60	$5.09	$5.41
Propane	47.08	10.98	18.85	28.72
Isobutane	62.09	17.23	26.83	32.92
Normal butane	54.62	16.86	26.20	32.71
Natural gasoline	72.88	26.15	41.84	48.04
Condensate	76.47	34.65	45.40	49.36
Natural gas (per MMBtu)	5.96	2.11	3.05	2.21

	Hugoton System (2)
per barrel except natural gas	2016 Swap Prices	2016 Market Prices (1)
Condensate	$78.61	$18.81
Natural gas (per MMBtu)	5.50	2.12

	MGR Assets
per barrel except natural gas	2016 - 2018 Swap Prices	2017 Market Prices (1)	2018 Market Prices (1)
Ethane	$23.11	$4.08	$2.52
Propane	52.90	19.24	25.83
Isobutane	73.89	25.79	30.03
Normal butane	64.93	25.16	29.82
Natural gasoline	81.68	45.01	47.25
Condensate	81.68	53.55	56.76
Natural gas (per MMBtu)	4.87	3.05	2.21

(1)
Represents the New York Mercantile Exchange forward strip price as of December 8, 2015, December 1, 2016, and December 20, 2017, for the 2016 Market Prices, 2017 Market Prices and 2018 Market Prices, respectively, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.

(2)	The Hugoton system was sold in October 2016. See Note 3.

Related Party Transactions Tables
The following table summarizes material affiliate transactions:

	Year ended December 31,
thousands	2018	2017	2016
Revenues and other (1)	$1,353,711	$1,539,105	$1,358,918
Equity income, net – affiliates (1)	195,469	115,141	101,692
Cost of product (1)	168,535	74,560	75,983
Operation and maintenance (2)	115,948	82,249	82,133
General and administrative (3)	48,819	42,411	41,176
Operating expenses	333,302	199,220	199,292
Interest income (4)	16,900	16,900	16,900
Interest expense (5) (6)	6,746	224	(7,747)
APCWH Note Payable borrowings (6)	321,780	98,813	—
Settlement of the Deferred purchase price obligation – Anadarko (7)	—	(37,346)	—
Proceeds from the issuance of common units, net of offering expenses (8)	—	—	25,000
Distributions to unitholders (9)	514,906	452,777	382,711
Above-market component of swap agreements with Anadarko	51,618	58,551	45,820

(1)
Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.

(2)
Represents expenses incurred on and subsequent to the date of the acquisition of Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.

(3)
Represents general and administrative expense incurred on and subsequent to the date of the acquisition of Partnership assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the omnibus agreement.

(4)	Represents interest income recognized on the note receivable from Anadarko.

(5)	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).

(6)	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).

(7)	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).

(8)	Represents proceeds from the issuance of 835,841 common units to WGP as partial funding for the acquisition of Springfield (see Note 3).

(9)	Represents distributions paid under the partnership agreement (see Note 4 and Note 5).
The following table summarizes Anadarko’s contributions and distributions of other assets to the Partnership:

	Year Ended December 31,
	2018	2017	2016	2018	2017	2016
thousands	Purchases			Sales
Cash consideration	$(254)	$(3,910)	$(3,965)	$—	$—	$623
Net carrying value	59,089	5,283	3,496	—	—	(605)
Partners’ capital adjustment	$58,835	$1,373	$(469)	$—	$—	$18
The following table summarizes the amounts the Partnership reimbursed to Anadarko:

	Year Ended December 31,
thousands	2018	2017	2016
General and administrative expenses	$35,077	$31,733	$29,360
Public company expenses	15,409	9,379	8,410
Total reimbursement	$50,486	$41,112	$37,770

LTIP Award Activity Table
The following table summarizes WES LTIP award activity for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$55.73	7,180	$49.30	7,304	$68.78	5,477
Vested	55.73	(7,180)	49.30	(7,304)	68.78	(5,477)
Granted	49.88	8,020	55.73	7,180	49.30	7,304
Phantom units outstanding at end of year	49.88	8,020	55.73	7,180	49.30	7,304